Voya MidCap Opportunities Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			3.40%	4.03%	10.42%
Performance Inception Date		Dec. 29, 2006
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class ADV | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.66%	6.65%	12.49%
Class ADV | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.60%	8.67%	11.01%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			3.90%	4.55%	10.97%
Performance Inception Date		May 05, 2000
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.66%	6.65%	12.49%
Class I | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.60%	8.67%	11.01%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			4.08%	4.57%	10.97%
Performance Inception Date		Nov. 24, 2015
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class R6 | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.66%	6.65%	12.49%
Class R6 | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.60%	8.67%	11.01%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			3.68%	4.33%	10.71%
Performance Inception Date		May 07, 2001
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.66%	6.65%	12.49%
Class S | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.60%	8.67%	11.01%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			3.49%	4.14%	10.53%
Performance Inception Date		Feb. 27, 2009
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S2 | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.66%	6.65%	12.49%
Class S2 | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.60%	8.67%	11.01%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.